FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) € in Millions, $ in Millions, ₨ in Billions, ¥ in Billions, R in Billions					2 Months Ended	12 Months Ended
	Nov. 13, 2025 USD ($)	Nov. 13, 2025 EUR (€)	May 13, 2025 USD ($)	May 13, 2025 EUR (€)	Mar. 04, 2024 INR (₨) Loan	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 INR (₨)	Dec. 30, 2025 ZAR (R)	Dec. 19, 2025 EUR (€)	Dec. 05, 2025 USD ($)	Nov. 21, 2025 JPY (¥)	Sep. 16, 2025 ZAR (R)	Jun. 24, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 28, 2023 INR (₨)	Nov. 17, 2023 USD ($)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings | $						$ 13,410
Number of loans | Loan					2
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities						(4,689)	$ (4,303)	€ 3,978.0										€ 4,142.0
Hedged item, assets								8,516.0										€ 8,208.0
Gains(losses) on hedges of net investments in foreign operations, net of tax | $						(624)	232
EIB Loan, Due 2025-2028
Disclosure of detailed information about borrowings [line items]
Notional amount													€ 400.0
EIB Loan
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Notional amount																									€ 280.0
Borrowings						267		228.0
EIB Loan, Due 2017-2020
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings																												€ 350.0
JPY 37.5 Billion Loan
Disclosure of detailed information about borrowings [line items]
Borrowings						450			¥ 70.5
Amount of potential borrowings | ¥															¥ 37.5
JPY 33 Billion Variable Rate Loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings | ¥															¥ 33.0
€310m Loan
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Amount of potential borrowings																	€ 310.0
€80m Loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings																	80.0
€310m variable rate loan
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Amount of potential borrowings																	€ 310.0
2025 Schuldschein loans
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Borrowings						819		700.0
€346.5m variable rate loan
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Amount of potential borrowings																								€ 346.5
€24.5m fixed rate loan | Fixed interest rate
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Amount of potential borrowings																								24.5
€263m variable rate loan
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Amount of potential borrowings																								263.0
Prepayment on borrowings amount	$ 304	€ 263.0
€66m fixed rate loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings																								€ 66.0
€25m varible rate loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings																							€ 25.0
Prepayment on borrowings amount	$ 29	€ 25.0
Other Loans, Fixed/Floating, Due 2023-2033
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 419	€ 371.0
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings						77		66.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount																										€ 235.0
Borrowings						92		€ 78.0
European Bank For Reconstruction And Development (EBRD) 2022
Disclosure of detailed information about borrowings [line items]
Borrowings | $																						$ 100
European Bank For Reconstruction And Development (EBRD) 2023
Disclosure of detailed information about borrowings [line items]
Borrowings | $						80															$ 150
European Bank For Reconstruction And Development (EBRD) 2025
Disclosure of detailed information about borrowings [line items]
Borrowings | $						100
Line of credit, maximum borrowing capacity | $														$ 200
European Bank For Reconstruction And Development (EBRD) 2025 | Tranche One
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Line of credit, maximum borrowing capacity | $														100
European Bank For Reconstruction And Development (EBRD) 2025 | Tranche Two
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | $														$ 100
4.5 Billion ZAR revolving borrowing base finance facility, due in 2020 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Borrowings						175				R 2.9
Line of credit, maximum borrowing capacity | R																											R 4.5
4 Billion ZAR revolving borrowing base finance facility, due in 2027 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R																R 4.0
3 Billion ZAR revolving borrowing base finance facility, due in 2027 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R												R 3.0
INR 7.5 Billion Loan
Disclosure of detailed information about borrowings [line items]
Borrowings						167					₨ 15.0
Amount of potential borrowings | ₨					₨ 7.5															₨ 7.5
Bonds issued, maturity June 2054
Disclosure of detailed information about borrowings [line items]
Bonds | $																			$ 378
Bonds issued, maturity December 2054
Disclosure of detailed information about borrowings [line items]
Bonds | $							$ 480
Bonds issued
Disclosure of detailed information about borrowings [line items]
Borrowings | $						$ 843